Consolidated Statements Of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 41	$ 1,093	$ 1,124
Reconciliation of net income to net cash provided by operating activities:
Income (loss) from discontinued operations, net of income taxes	479	(81)	(130)
Depreciation, depletion and amortization	2,166	1,904	1,669
Deferred income taxes	(225)	221	(4)
Amortization included in interest expense	3	(21)	(51)
Unit-based compensation expense	70	91	82
Impairment losses	970	339	370
Gains on acquisitions	(83)	0	0
Gain on sale of AmeriGas common units	0	0	(177)
Losses on extinguishments of debt	0	43	25
Impairment of investment in an unconsolidated affiliate	308	0	0
(Gains) losses on disposal of assets	2	(6)	0
Equity in earnings of unconsolidated affiliates	(270)	(276)	(332)
Distributions from unconsolidated affiliates	268	409	291
Inventory valuation adjustments	(267)	229	445
Other non-cash	(229)	(8)	(89)
Net change in operating assets and liabilities, net of effects of acquisitions and deconsolidations	36	(1,032)	(338)
Net cash provided by operating activities	3,269	2,905	2,885
INVESTING ACTIVITIES:
Proceeds from sale of noncontrolling interest	0	64	0
Proceeds from the sale of AmeriGas common units	0	0	814
Cash paid for acquisitions, net of cash received	(1,398)	(777)	(2,367)
Cash paid for acquisition of a noncontrolling interest	0	(129)	0
Capital expenditures, excluding allowance for equity funds used during construction	(7,719)	(9,021)	(5,369)
Contributions in aid of construction costs	71	80	45
Contributions to unconsolidated affiliates	(68)	(45)	(334)
Distributions from unconsolidated affiliates in excess of cumulative earnings	135	128	136
Proceeds from the sale of other assets	35	14	54
Change in restricted cash	14	19	172
Other	0	(16)	(19)
Net cash used in investing activities	(8,930)	(9,683)	(6,868)
FINANCING ACTIVITIES:
Proceeds from borrowings	25,785	26,455	18,375
Repayments of long-term debt	(19,076)	(19,828)	(13,886)
Cash received from affiliate notes	5,317	0	0
Cash paid on affiliate notes	(5,051)	0	0
Subsidiary units issued for cash	2,559	3,889	3,057
Distributions to partners	(1,022)	(1,090)	(821)
Distributions to noncontrolling interests	(2,766)	(2,335)	(1,905)
Debt issuance costs	(52)	(75)	(77)
Capital contributions from noncontrolling interest	0	(34)	0
Capital contributions from noncontrolling interest	236	841	139
Units repurchased under buyback program	0	(1,064)	(1,000)
Other, net	(3)	(8)	(5)
Net cash provided by financing activities	5,927	6,785	3,877
Cash Provided by (Used in) Operating Activities, Discontinued Operations	146	162	290
Cash Provided by (Used in) Investing Activities, Discontinued Operations	(535)	(410)	74
Increase (Decrease) in Assets Held-for-sale	5	(14)	(1)
Net Cash Provided by (Used in) Discontinued Operations	(384)	(262)	363
Increase (decrease) in cash and cash equivalents	(118)	(255)	257
Cash and cash equivalents, beginning of period	581	836	579
Cash and cash equivalents, end of period	$ 463	$ 581	$ 836